TRANSACTION COSTS	12 Months Ended
Dec. 31, 2021
TRANSACTION COST.
TRANSACTION COSTS.

NOTE 15 - TRANSACTION COSTS

Composition of transaction costs, grouped by major classifications, is as follows:

	December 31,
	2021	2020	2019
Bank and processor fees	$76,868	$68,544	$68,029
Network fees	9,162	16,744	18,981
Capital advance costs	6,363	1,984	902
Chargebacks and operational losses	3,917	5,637	2,638
Card costs	2,323	2,563	3,129
Other	2,843	1,568	986
Total transaction costs	$101,476	$97,040	$94,665